Equity - Reserves and Retained Earnings	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Equity - Reserves and Retained Earnings

NOTE 19. EQUITY – RESERVES AND RETAINED EARNINGS

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
(a) Reserves
Options issued reserve	19,116,205	19,116,205
Conversion feature of convertible note reserve	41,431,774	41,431,774
Foreign currency translation reserve	1,654,783	1,096,368
Share-based payment reserve	3,331,192	3,229,693

	65,533,954	64,874,040

Movement in options issued reserve were as follows:
Opening balance and closing balance	19,116,205	19,116,205

Movements in conversion feature of convertible note reserve:
Opening balance and closing balance	41,431,774	41,431,774

Movement in foreign currency translation reserve were as follows:
Opening balance	1,096,368	(232,751)
Currency translation differences arising during the year	558,415	1,329,119

Ending balance	1,654,783	1,096,368

Movement in share-based payment reserve were as follows:
Opening balance	3,229,693	2,703,347
Employee options issued during the year	1,581,987	2,263,843
Exercise of vested performance rights	(1,480,488)	(1,737,497)

Ending balance	3,331,192	3,229,693

(b) Accumulated losses
Movement in accumulated losses were as follows:
Opening balance	(244,584,832)	(231,838,812)
Net loss for the year	(18,343,984)	(12,746,020)
Exercise of warrants	690,987	—

Balance	(262,237,829)	(244,584,832)

(c) Nature and purpose of reserves

(i) Options issued reserve

On August 4, 2015 warrants were granted to Ridgeback Capital Investments. 8,475,995 Warrants were granted which are exercisable at a price of $0.025 per share on or before August 4, 2025. 371,445,231 Warrants were granted which are exercisable at a price of $0.0237 per share on or before August 4, 2020. All warrants may be settled on a gross or net basis and the number of warrants or exercise price may be adjusted for a pro rata issue of shares, a bonus issue or capital reorganization. The Warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant. For further information, refer to note 15.

In December 2014, the Company issued 200,000,000 warrants at an exercise price of $0.05019 to the vendors of Immutep S.A. The warrants issued to the vendors of Immutep S.A expired on 12 December 2018. Each warrant was exercisable for one ordinary share in the capital of the Company. For the year ended 30 June 2019,2018 and 2017 no warrants were exercised by vendors of Immutep S.A., 52,371,500 warrants were previously exercised by the vendors of Immutep S.A.

(ii) Conversion feature of convertible note reserve

This amount relates to the conversion feature of the convertible note issued to Ridgeback Capital Investments which has been measured at fair value as required by AASB 2 (IFRS 2). For further information, refer to note 15.

(iii) Foreign currency translation reserve

Exchange differences arising on translation of the foreign controlled entity a recognized in other comprehensive loss as described in note 1(d) and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.

(iv) Share-based payments reserve

The share-based payments reserve is used to recognize the grant date fair value of options and performance rights issued to employees but not exercised. For a reconciliation of movements in the share-based payment reserves refer to note 30.